Account Receivable (Tables)	12 Months Ended
Dec. 31, 2014
Receivables
Schedule of Accounts Receivable

Accounts receivable are comprised of the following:
	December 31,
	2013	2014
Trade receivables	$4,572	$4,530
Other receivables	31,800	-
Total	$36,372	$4,530